Business combinations - Summary Of Fair Value Of Identifiable Assets And Laibilities Acquired (Parenthetical) (Detail) $ in Millions	12 Months Ended
	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 shares $ / shares
Disclosure of detailed information about business combination [line items]
Loss transferred to initial carrying amount of hedged item | $	$ 35
OZ Minerals Limited [member]
Disclosure of detailed information about business combination [line items]
Loss transferred to initial carrying amount of hedged item | $	$ 35
Consideration paid per share | $ / shares		$ 26.5
Dividends paid, ordinary shares per share | $ / shares		$ 1.75
Average foreign exchange rate	0.6681
Number of instruments or interests issued or issuable | shares	337,314,920	337,314,920